BHR INSTITUTIONAL FUNDS


                                   PROSPECTUS
                                 APRIL 30, 2008

                              AG MID CAP CORE FUND
                             AG MID CAP GROWTH FUND
                            AG MULTI CAP GROWTH FUND
                             AG SMALL CAP CORE FUND



                                 CLASS I SHARES
                                 CLASS II SHARES


                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP





     THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS


The AG Mid Cap Core Fund, AG Mid Cap Growth Fund, AG Multi Cap Growth Fund, and AG Small Cap Core Fund (each a "Fund" and collectively the "Funds") are separate series of BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:


                                                                    PAGE
     INFORMATION ABOUT THE FUNDS................................... 3
     AG MID CAP CORE FUND.......................................... 4
     AG MID CAP GROWTH FUND........................................ 7
     AG MULTI CAP GROWTH FUND......................................10
     AG SMALL CAP CORE FUND........................................13
     MORE INFORMATION ABOUT RISK...................................16
     MORE INFORMATION ABOUT FUND INVESTMENTS.......................16
     INFORMATION ABOUT PORTFOLIO HOLDINGS..........................17
     INVESTMENT ADVISER............................................17
     INVESTMENT SUB-ADVISER........................................18
     INVESTMENT TEAM...............................................18
     PERFORMANCE OF COMPARABLE ACCOUNTS............................20
     PURCHASING, SELLING AND EXCHANGING FUND SHARES................23
     OTHER POLICIES................................................28
     DIVIDENDS AND DISTRIBUTIONS...................................30
     TAXES.........................................................30
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS...................................Back Cover

INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and the sub-adviser (the "Sub-Adviser" or "AG") invest each Fund's assets in a way that they believe will help the Fund achieve its objective.

However, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund offers Class I and Class II Shares.

AG MID CAP CORE FUND

FUND SUMMARY


----------------------------------------------------- --------------------------
FUND NUMBER                                           151 Class I Shares
                                                      251 Class II Shares
----------------------------------------------------- --------------------------
CUSIP NUMBER                                          054964 838 Class I Shares
                                                      054964 820 Class II Shares
----------------------------------------------------- --------------------------
INVESTMENT GOAL                                       Seeks long-term capital
                                                      appreciation
----------------------------------------------------- --------------------------
INVESTMENT FOCUS                                      Mid capitalization core
                                                      companies
----------------------------------------------------- --------------------------
PRINCIPAL INVESTMENT STRATEGY                         Investing in high quality
                                                      companies with good
                                                      earnings prospects and
                                                      attractively valued
                                                      relative to similar
                                                      companies, equity markets
                                                      overall and/or their own
                                                      normal market valuations.
----------------------------------------------------- --------------------------
INVESTOR PROFILE                                      Investors seeking long
                                                      term growth of capital who
                                                      can withstand the share
                                                      price volatility of equity
                                                      investing with a focus on
                                                      mid capitalization stocks.
----------------------------------------------------- --------------------------

PRINCIPAL INVESTMENT STRATEGY

The AG Mid Cap Core Fund ("Mid Cap Core Fund") invests, under normal market conditions, at least 80% of its assets in publicly traded U.S. equity securities of mid capitalization companies that the Mid Cap Core Fund's Sub-Adviser, AG Asset Management LLC ("AG" or the "Sub-Adviser"), believes are high quality companies with good earnings prospects that are attractively valued relative to similar companies, to the equity markets overall, and/or to their own normal market valuations. This is a non-fundamental investment policy that can be changed by the Mid Cap Core Fund upon 60 days' prior notice to shareholders. For the purposes of the Mid Cap Core Fund, mid cap companies are defined as companies within the range of the capitalization of companies constituting the Russell Midcap Index. As of March 31, 2008, the capitalization range of the Russell Midcap Index was between approximately $155 million and $45.7 billion. These securities may be traded over the counter or listed on an exchange.

AG believes that the best way to seek to achieve consistently superior returns is through an investment philosophy in which portfolio decisions are based upon extensive internally generated fundamental research and analysis. AG relies on internally generated fundamental equity research for all equity positions which it believes generally allows them to operate independently of widely used published sources of information and provides a potential advantage over many competitors in the selection of securities.

AG's stock selection process is the result of a disciplined team approach. Utilizing a variety of sources, AG develops a working list of companies that meet market capitalization and minimum financial criteria. The resulting universe of stocks is divided into detailed industry screens to compare valuations of similar companies on a variety of measures. Variables examined include, without limitation, price/earnings, price/cash flow, price/sales, price/book value, earnings, cash flow, sales, asset values, and balance sheet measures, but the process is not limited to any single absolute criterion. The narrowed universe of attractively valued stocks is the focus of more intensive fundamental research including direct contact with senior company management, review of competitors and customers, and the development of detailed earnings projections. Companies that AG believes offer the most compelling risk/reward relationship are purchased to build a portfolio of approximately 30-55 stocks.

Stocks may be sold, without limitation, when: they reach a target price, there is a change in company fundamentals, a more attractive, compelling opportunity is presented or the portfolio is rebalanced.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases equities, the Mid Cap Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Mid Cap Core Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Mid Cap Core Fund. You could lose all or some of your investment in the Mid Cap Core Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Mid Cap Core Fund is also subject to the risk that mid cap stocks may underperform other segments of the equity market or the equity market as a whole. The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Mid Cap Core Fund to underperform funds that also seek long-term growth of capital but use different approaches to the security selection process.

The mid capitalization companies in which the Mid Cap Core Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Mid Cap Core Fund generally has substantial exposure to this risk.

The Mid Cap Core Fund is structured by selecting individual stocks which meet the investment objectives of the strategy. From time to time, the Mid Cap Core Fund may hold relatively few securities positions in relation to the total number of available investment opportunities. Such investment in a relatively limited number of investments may tend to result in more rapid changes in the Mid Cap Core Fund, upward or downward, than would be the case with greater diversification, with the result that a loss in any position could have a material adverse effect on the Mid Cap Core Fund's performance.

The Mid Cap Core Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.


PERFORMANCE INFORMATION


The Mid Cap Core Fund is new, and therefore, has no performance information. The Mid Cap Core Fund intends to compare its performance to the Russell Midcap Index. The Russell Midcap Index measures the performance of 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Mid Cap Core Fund shares.

------------------------------------------------------ ------------------------------ ------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED       Mid Cap Core Fund - Class I   Mid Cap Core Fund - Class II
FROM FUND ASSETS)                                                 Shares                         Shares
------------------------------------------------------ ------------------------------ ------------------------------
Management Fees                                                    0.85%                          0.85%
------------------------------------------------------ ------------------------------ ------------------------------
Other Expenses(1)                                                  1.55%                          1.55%
------------------------------------------------------ ------------------------------ ------------------------------
         Shareholder Servicing Fee(2)                                 0.00%                          0.25%
------------------------------------------------------ ------------------------------ ------------------------------
Total Annual Operating Expenses                                    2.40%                          2.65%
                                                                   -----                          -----
------------------------------------------------------ ------------------------------ ------------------------------
Fee Waivers and Reimbursements(3)                                 (1.41)%                        (1.41)%
                                                                  -------                        -------
------------------------------------------------------ ------------------------------ ------------------------------
Net Total Annual Operating Expenses                                0.99%                          1.24%
------------------------------------------------------ ------------------------------ ------------------------------

(1)      "Other Expenses" are estimated for the current fiscal year.

(2) The Shareholder Service Fee is included as part of the Mid Cap Core Fund's "Other Expenses" and is presented here for information purposes only.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.99% for Class I Shares and 1.24% for Class II Shares for a period of three years from the date of this prospectus. If at any point during the first three years of the Mid Cap Core Fund's operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE


This example is intended to help you compare the cost of investing in the Mid Cap Core Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Cap Core Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Mid Cap Core Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Mid Cap Core Fund would be:


------------------------------------------- --------------- --------------
                                                1 YEAR         3 YEARS
------------------------------------------- --------------- --------------
CLASS I SHARES                                   $101           $315
------------------------------------------- --------------- --------------
CLASS II SHARES                                  $126           $393
------------------------------------------- --------------- --------------

AG MID CAP GROWTH FUND


FUND SUMMARY


----------------------------------------------------- --------------------------
FUND NUMBER                                           152 Class I Shares
                                                      252 Class II Shares
----------------------------------------------------- --------------------------
CUSIP NUMBER                                          054964 812 Class I Shares
                                                      054964 796 Class II Shares
----------------------------------------------------- --------------------------
INVESTMENT GOAL                                       Seeks long-term capital
                                                      appreciation
----------------------------------------------------- --------------------------
INVESTMENT FOCUS                                      Mid capitalization growth
                                                      companies
----------------------------------------------------- --------------------------
PRINCIPAL INVESTMENT STRATEGY                         Companies with earnings
                                                      growth rates of 15% or
                                                      higher and/or are
                                                      experiencing favorable
                                                      changes in their earnings
                                                      profile and are leaders in
                                                      their industries.
----------------------------------------------------- --------------------------
INVESTOR PROFILE                                      Investors seeking long
                                                      term growth of capital who
                                                      can withstand the share
                                                      price volatility of equity
                                                      investing with a focus on
                                                      mid cap growth stocks.
------------------------------------------------------- ------------------------

PRINCIPAL INVESTMENT STRATEGY

The AG Mid Cap Growth Fund (the "Mid Cap Growth Fund") invests, under normal market conditions, at least 80% of its assets in publicly traded U.S. equity securities of mid capitalization companies that the Mid Cap Growth Fund's Sub-Adviser, AG Asset Management LLC ("AG" or the "Sub-Adviser") believes have improving prospects for growth. This is a non-fundamental investment policy that can be changed by the Mid Cap Growth Fund upon 60 days' prior notice to shareholders. For the purposes of the Mid Cap Growth Fund, mid cap companies are defined as companies within the range of the capitalization of companies constituting the Russell Midcap Growth Index. As of March 31, 2008, the capitalization range of the Russell Midcap Growth Index was between approximately $155 million and $45.7 billion. These securities may be traded over the counter or listed on an exchange.


AG believes that companies with improving prospects for growth have the potential to generate superior returns. Opportunities in companies that may offer superior growth prospects are identified using company-specific fundamental research with consideration of broad economy-wide factors. The Sub-Adviser generally seeks to make investments in companies with earnings growth rates of 15% or higher, or in companies that the Sub-Adviser believes are experiencing favorable changes in their earnings profile and are leaders in their industries. The AG portfolio team screens a broad universe of securities on a variety of quantitative variables to identify those with attractive fundamentals. Screening criteria are dependent upon the investment environment and macroeconomic overview, but may include fundamental factors such as historical and estimated earnings growth, profitability, valuation, as well as technical factors such as moving averages, volatility and liquidity.

AG's quantitative research process is used as an overlay to the decision-making process as well as to monitor portfolio performance and risk exposures. Before making an investment, AG takes macroeconomic factors such as interest rates and inflation of economic growth into consideration when estimating expected returns. In addition, the Sub-Adviser compares both individual stocks and overall portfolios to macro risk factors to identify unintended or hidden risks. Tracking error, volatility and value-at-risk are monitored and then fed into its sell discipline.


AG keeps its buy and sell disciplines simple, focusing on the fact that there are four possible outcomes of any position established in a portfolio: big winners, small winners, small losers and large losers. AG believes that its disciplines significantly reduces the occurrence of large losers, and significantly increases the risk adjusted returns of the portfolios. When managing losing positions, the objective is to prevent large negative impacts on the portfolio. AG's portfolio manager continuously monitors the impact to the Mid Cap Growth Fund and seeks to identify the emergence of such losses early so that action may be taken to reduce exposure to such situations. In the case of large, winning positions, as these stocks appreciate, the expected future returns naturally go down and the marginal contribution to portfolio tracking error goes up. AG scales back on these positions and replaces them with new or existing ideas that AG believes exhibit superior risk-return characteristics. AG refers to this process as "harvesting volatility through rebalancing."


PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases equities, the Mid Cap Growth Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Mid Cap Growth Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Mid Cap Growth Fund. You could lose all or some of your investment in the Mid Cap Growth Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Mid Cap Growth Fund is also subject to the risk that mid cap stocks may underperform other segments of the equity market or the equity market as a whole. The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Mid Cap Growth Fund to underperform funds that also seek long-term capital appreciation but use different approaches to the security selection process.

The mid capitalization companies the Mid Cap Growth Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Mid Cap Growth Fund generally has substantial exposure to this risk.


A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.


The Mid Cap Growth Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.

PERFORMANCE INFORMATION


The Mid Cap Growth Fund is new, and therefore, has no performance information. The Mid Cap Growth Fund intends to compare its performance to the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Mid Cap Growth Fund shares.




--------------------------------------------- ------------------------------------ -------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES             Mid Cap Growth Fund -                Mid Cap Growth Fund -
DEDUCTED FROM FUND ASSETS)                              Class I Shares                       Class II Shares
--------------------------------------------- ------------------------------------ -------------------------------------
Management Fees                                              0.85%                                0.85%
--------------------------------------------- ------------------------------------ -------------------------------------
Other Expenses(1)                                            1.55%                                1.55%
--------------------------------------------- ------------------------------------ -------------------------------------
         Shareholder Servicing Fee(2)                           0.00%                                 0.25%
--------------------------------------------- ------------------------------------ -------------------------------------
Total Annual Operating Expenses                              2.40%                                2.65%
                                                            -------                              -------
--------------------------------------------- ------------------------------------ -------------------------------------
Fee Waivers and Reimbursements(3)                           (1.41)%                              (1.41)%
                                                            -------                              -------
--------------------------------------------- ------------------------------------ -------------------------------------
Net Total Annual Operating Expenses                          0.99%                                1.24%
--------------------------------------------- ------------------------------------ -------------------------------------

(1)      "Other Expenses" are estimated for the current fiscal year.

(2) The Shareholder Service Fee is included as part of the Mid Cap Growth Fund's "Other Expenses" and is presented here for information purposes only.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.99% for Class I Shares and 1.24% for Class II Shares for a period of three years from the date of this prospectus. If at any point during the first three years of the Mid Cap Growth Fund's operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE


This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Cap Growth Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Mid Cap Growth Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Mid Cap Growth Fund would be:


---------------------------------------- --------------- ----------------
                                             1 YEAR          3 YEARS
---------------------------------------- --------------- ----------------
CLASS I SHARES                                $101            $315
---------------------------------------- --------------- ----------------
CLASS II SHARES                               $126            $393
---------------------------------------- --------------- ----------------

AG MULTI CAP GROWTH FUND


FUND SUMMARY


--------------------------------------------------------------------------------
FUND NUMBER                                           153 Class I Shares
                                                      253 Class II Shares
--------------------------------------------------------------------------------
CUSIP NUMBER                                          054964 788 Class I Shares
                                                      054964 770 Class II Shares
--------------------------------------------------------------------------------
INVESTMENT GOAL                                       Seeks long-term capital
                                                      appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                                      Growth companies
                                                      with capitalization
                                                      ranges across the
                                                      spectrum.
----------------------------------------------------- --------------------------
PRINCIPAL INVESTMENT STRATEGY                         Companies with earnings
                                                      growth rates of 15% or
                                                      higher and/or are
                                                      experiencing favorable
                                                      changes in their earnings
                                                      profile and are leaders in
                                                      their industries.
----------------------------------------------------- --------------------------
INVESTOR PROFILE                                      Investors seeking long
                                                      term growth of capital who
                                                      can withstand the share
                                                      price volatility of equity
                                                      investing with a focus on
                                                      multi cap growth stocks.
----------------------------------------------------- --------------------------

PRINCIPAL INVESTMENT STRATEGY

The AG Multi Cap Growth Fund (the "Multi Cap Growth Fund") invests, under normal market conditions, at least 80% of its assets in publicly traded U.S. equity securities of companies with any capitalization size that the Multi Cap Growth Fund's Sub-Adviser, AG Asset Management LLC ("AG" or the "Sub-Adviser") believes have improving prospects for growth. This is a non-fundamental investment policy that can be changed by the Multi Cap Growth Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange.


AG believes that companies with improving prospects for growth have the potential to generate superior returns. Opportunities in companies that may offer superior growth prospects are identified using company-specific fundamental research with consideration of broad economy-wide factors. The Sub-Adviser generally seeks to make investments in companies with earnings growth rates of 15% or higher, or in companies that the Sub-Adviser believes are experiencing favorable changes in their earnings profile and are leaders in their industries. The AG portfolio team screens a broad universe of securities on a variety of quantitative variables to identify those with attractive fundamentals. Screening criteria are dependent upon the investment environment and macroeconomic overview, but may include fundamental factors such as historical and estimated earnings growth, profitability, valuation, as well as technical factors such as moving averages, volatility and liquidity.

AG's quantitative research process is used as an overlay to the decision-making process as well as to monitor portfolio performance and risk exposures. Before making an investment, AG takes macroeconomic factors such as interest rates and inflation of economic growth into consideration when estimating expected returns. In addition, the Sub-Adviser compares both individual stocks and overall portfolios to macro risk factors to identify unintended or hidden risks. Tracking error, volatility and value-at-risk are monitored and then fed into its sell discipline.

AG keeps its buy and sell disciplines simple, focusing on the fact that there are four possible outcomes of any position established in a portfolio: big winners, small winners, small losers and large losers. AG believes that its disciplines significantly reduces the occurrence of large losers, and significantly increases the risk adjusted returns of the portfolios. When managing losing positions, the objective is to prevent large negative impacts on the portfolio. AG's portfolio manager continuously monitors the impact to the Multi Cap Growth Fund and seeks to identify the emergence of such losses early so that action may be taken to reduce exposure to such situations. In the case of large, winning positions, as these stocks appreciate, the expected future returns naturally go down and the marginal contribution to portfolio tracking error goes up. AG scales back on these positions and replaces them with new or existing ideas that AG believes exhibit superior risk-return characteristics. AG refers to this process as "harvesting volatility through rebalancing."


PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases equities, the Multi Cap Growth Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Multi Cap Growth Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Multi Cap Growth Fund. You could lose all or some of your investment in the Multi Cap Growth Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Multi Cap Growth Fund is also subject to the risk that small and mid cap stocks may underperform other segments of the equity market or the equity market as a whole. The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Multi Cap Growth Fund to underperform funds that also seek long-term capital appreciation but use different approaches to the security selection process.

The small and mid capitalization companies the Multi Cap Growth Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.


The Multi Cap Growth Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.

PERFORMANCE INFORMATION


The Multi Cap Growth Fund is new, and therefore, has no performance information. The Multi Cap Growth Fund intends to compare its performance to the Russell 3000 Growth Index. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Multi Cap Growth Fund shares.




--------------------------------------------- ------------------------------------ -------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES            Multi Cap Growth Fund -              Multi Cap Growth Fund -
DEDUCTED FROM FUND ASSETS)                              Class I Shares                       Class II Shares
--------------------------------------------- ------------------------------------ -------------------------------------
Management Fees                                              0.75%                                0.75%
--------------------------------------------- ------------------------------------ -------------------------------------
Other Expenses(1)                                            1.55%                                1.55%
--------------------------------------------- ------------------------------------ -------------------------------------
         Shareholder Servicing Fee(2)                           0.00%                                 0.25%
--------------------------------------------- ------------------------------------ -------------------------------------
Total Annual Operating Expenses                              2.30%                                2.55%
                                                            -------                              -------
--------------------------------------------- ------------------------------------ -------------------------------------
Fee Waivers and Reimbursements(3)                           (1.41)%                              (1.41)%
                                                            -------                              -------
--------------------------------------------- ------------------------------------ -------------------------------------
Net Total Annual Operating Expenses                          0.89%                                1.14%
--------------------------------------------- ------------------------------------ -------------------------------------

(1)      "Other Expenses" are estimated for the current fiscal year.


(2) The Shareholder Service Fee is included as part of the Multi Cap Growth Fund's "Other Expenses" and is presented here for information purposes only.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.89% for Class I Shares and 1.14% for Class II Shares for a period of three years from the date of this prospectus. If at any point during the first three years of the Multi Cap Growth Fund's operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE


This example is intended to help you compare the cost of investing in the Multi Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Multi Cap Growth Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Multi Cap Growth Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Multi Cap Growth Fund would be:


----------------------------------------- --------------- ----------------
                                              1 YEAR          3 YEARS
----------------------------------------- --------------- ----------------
CLASS I SHARES                                 $91             $284
----------------------------------------- --------------- ----------------
CLASS II SHARES                                $116            $362
----------------------------------------- --------------- ----------------

AG SMALL CAP CORE FUND


FUND SUMMARY


----------------------------------------------------- --------------------------
FUND NUMBER                                           150 Class I Shares
                                                      250 Class II Shares
----------------------------------------------------- --------------------------
CUSIP NUMBER                                          054964 762 Class I Shares
                                                      054964 754 Class II Shares
----------------------------------------------------- --------------------------
INVESTMENT GOAL                                       Seeks long-term capital
                                                      appreciation
----------------------------------------------------- --------------------------
INVESTMENT FOCUS                                      Small capitalization core
                                                      companies
----------------------------------------------------- --------------------------
PRINCIPAL INVESTMENT STRATEGY                         Investing in high
                                                      quality companies with
                                                      good earnings prospects
                                                      and attractively valued
                                                      relative to similar
                                                      companies, equity
                                                      markets overall and/or
                                                      their own normal market
                                                      valuations.
----------------------------------------------------- --------------------------
INVESTOR PROFILE                                      Investors
                                                      seeking long term growth
                                                      of capital who can
                                                      withstand the share
                                                      price volatility of
                                                      equity investing with a
                                                      focus on small
                                                      capitalization stocks.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

The AG Small Cap Core Fund ("Small Cap Core Fund") invests, under normal market conditions, at least 80% of its assets in publicly traded U.S. equity securities of small capitalization companies that the Small Cap Core Fund's Sub-Adviser, AG Asset Management LLC ("AG" or the "Sub-Adviser"), believes are high quality companies with good earnings prospects that are attractively valued relative to similar companies, to the equity markets overall, and/or to their own normal market valuations. This is a non-fundamental investment policy that can be changed by the Small Cap Core Fund upon 60 days' prior notice to shareholders. For the purposes of the Small Cap Core Fund, small cap companies are defined as companies within the range of the capitalization of companies constituting the Russell 2000 Index. As of March 31, 2008, the capitalization range of the Russell 2000 Index was between approximately $25 million and $6.8 billion. These securities may be traded over the counter or listed on an exchange.

AG believes that the best way to seek to achieve consistently superior returns is through an investment philosophy in which portfolio decisions are based upon extensive internally generated fundamental research and analysis. AG relies on internally generated fundamental equity research for all equity positions which it believes generally allows them to operate independently of widely used published sources of information and provides a potential advantage over many competitors in the selection of securities.

AG's stock selection process is the result of a disciplined team approach. Utilizing a variety of sources, AG develops a working list of companies that meet market capitalization and minimum financial criteria. The resulting universe of stocks is divided into detailed industry screens to compare valuations of similar companies on a variety of measures. Variables examined include, without limitation, price/earnings, price/cash flow, price/sales, price/book value, earnings, cash flow, sales, asset values, and balance sheet measures, but the process is not limited to any single absolute criterion. The narrowed universe of attractively valued stocks is the focus of more intensive fundamental research including direct contact with senior company management, review of competitors and customers, and the development of detailed earnings projections. Companies that AG believes offer the most compelling risk/reward relationship are purchased to build a portfolio of approximately 35-55 stocks.

Stocks may be sold, without limitation, when: they reach a target price, there is a change in company fundamentals, a more attractive, compelling opportunity is presented or the portfolio is rebalanced.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases equities, the Small Cap Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Small Cap Core Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Small Cap Core Fund. You could lose all or some of your investment in the Small Cap Core Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Small Cap Core Fund is also subject to the risk that small cap stocks may underperform other segments of the equity market or the equity market as a whole. The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Small Cap Core Fund to underperform funds that also seek long-term growth of capital but use different approaches to the security selection process.

The small capitalization companies in which the Small Cap Core Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Small Cap Core Fund generally has substantial exposure to this risk.


The Small Cap Core Fund is structured by selecting individual stocks which meet the investment objectives of the strategy. From time to time, the Small Cap Core Fund may hold relatively few securities positions in relation to the total number of available investment opportunities. Such investment in a relatively limited number of investments may tend to result in more rapid changes in the Small Cap Core Fund, upward or downward, than would be the case with greater diversification, with the result that a loss in any position could have a material adverse effect on the Small Cap Core Fund's performance.



The Small Cap Core Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.


PERFORMANCE INFORMATION


The Small Cap Core Fund is new, and therefore, has no performance information. The Small Cap Core Fund intends to compare its performance to the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represent approximately 10% of the total market capitalization of the Russell 3000 Index.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Small Cap Core Fund shares.

------------------------------------------------------ ------------------------------ ------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED       Small Cap Core Fund - Class    Small Cap Core Fund - Class
FROM FUND ASSETS)                                                I Shares                       II Shares
------------------------------------------------------ ------------------------------ ------------------------------
Management Fees                                                    0.90%                          0.90%
------------------------------------------------------ ------------------------------ ------------------------------
Other Expenses(1)                                                  1.55%                          1.55%
------------------------------------------------------ ------------------------------ ------------------------------
         Shareholder Servicing Fee(2)                                 0.00%                          0.25%
------------------------------------------------------ ------------------------------ ------------------------------
Total Annual Operating Expenses                                    2.45%                          2.70%
                                                                  -------                        -------
------------------------------------------------------ ------------------------------ ------------------------------
Fee Waivers and Reimbursements(3)                                 (1.40)%                        (1.40)%
                                                                  -------                        -------
------------------------------------------------------ ------------------------------ ------------------------------
Net Total Annual Operating Expenses                                1.05%                          1.30%
------------------------------------------------------ ------------------------------ ------------------------------

(1)      "Other Expenses" are estimated for the current fiscal year.

(2) The Shareholder Service Fee is included as part of the Small Cap Core Fund's "Other Expenses" and is presented here for information purposes only.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 1.05% for Class I Shares and 1.30% for Class II Shares for a period of three years from the date of this prospectus. If at any point during the first three years of the Small Cap Core Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE


This example is intended to help you compare the cost of investing in the Small Cap Core Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Core Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Small Cap Core Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Small Cap Core Fund would be:


--------------------------------------------- --------------- --------------
                                                  1 YEAR         3 YEARS
--------------------------------------------- --------------- --------------
CLASS I SHARES                                     $107           $334
--------------------------------------------- --------------- --------------
CLASS II SHARES                                    $132           $412
--------------------------------------------- --------------- --------------

PORTFOLIO COMPOSITION

Each Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CHANGE IN MARKET CAPITALIZATION - A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments.

PORTFOLIO TURNOVER - A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher net taxable gain for shareholders and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A complete schedule of the Funds' portfolio holdings, current as of month-end, will be available on the Funds' website at www.bhrfunds.com no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

INVESTMENT ADVISER


BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Funds. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of March 31, 2008, BHR had approximately $25 million in assets under management. Subject to the Board of Trustees' supervision, BHR continuously reviews, supervises and administers the Funds' investment programs. BHR also ensures compliance with the Funds' investment policies and guidelines. For its services, the Adviser is entitled to a fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund:

  FUND                                                      MANAGEMENT FEE
  ----                                                      --------------
  Mid Cap Core Fund                                             0.85%
  Mid Cap Growth Fund                                           0.85%
  Multi Cap Growth Fund                                         0.75%
  Small Cap Core Fund                                           0.90%


The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the Mid Cap Core Fund from exceeding 0.99% and 1.24% of their average daily net assets, respectively, for a period of three years from the date of this prospectus. The Adviser has also contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the Mid Cap Growth Fund from exceeding 0.99%, and 1.24% of their average daily net assets, respectively, for a period of three years from the date of this prospectus. The Adviser has also contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the Multi Cap Growth Fund from exceeding 0.89%, and 1.14% of their average daily net assets, respectively, for a period of three years from the date of this prospectus. The Adviser has also contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the Small Cap Core Fund from exceeding 1.05% and 1.30% of their average daily net assets, respectively, for a period of three years from the date of this prospectus. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.99% for the Class I Shares and 1.24% for the Class II Shares of the Mid Cap Core Fund, 0.99% for the Class I Shares and 1.24% for the

Class II Shares of the Mid Cap Growth Fund, 0.89% for the Class I Shares and 1.14% for the Class II Shares of the Multi Cap Growth Fund and 1.05% for the Class I Shares and 1.30% for the Class II Shares of the Small Cap Core Fund, to recapture any of its prior waivers or reimbursements.


As investment adviser to the Funds, BHR has responsibility over any Sub-Adviser.

INVESTMENT SUB-ADVISER


AG Asset Management LLC serves as Sub-Adviser to the Funds. As Sub-Adviser, AG makes investment decisions for the Funds and also ensures compliance with each Fund's investment policies and guidelines. As of March 31, 2008, AG had approximately $2.2 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement will be available in the Fund's annual report to shareholders for the period ending September 30, 2008.


INVESTMENT TEAM


AG applies a team approach to managing each of the Funds. Christopher J. Fasciano serves as the lead Portfolio Manager of the Mid Cap Core Fund and Small Cap Core Fund. The team includes an associate portfolio manager, Timothy D. Buckley, and four analysts. Mr. Fasciano, with the assistance of Mr. Buckley, is responsible for the day-to-day management of the Mid Cap Core and Small Cap Core Funds. All six professionals have extensive experience as security analysts and perform all substantive research for the Funds.




William Potter serves as the lead Portfolio Manager for the Mid Cap Growth Fund and as an analyst on the Multi Cap Growth Fund team. Gus Scacco serves as the lead Portfolio Manager for the Multi Cap Growth Fund and as an analyst on the Mid Cap Growth Fund team. Each team also includes four additional analysts. Both analysts and portfolio managers participate in the research process by conducting company-specific, bottom-up fundamental research. The lead Portfolio Managers are responsible for the day-to-day management of their respective Funds and construct the portfolios, incorporating both AG's macro views and rigorous quantitative risk management techniques.

The Portfolio Managers of the Funds are as follows:

CHRISTOPHER J. FASCIANO
MANAGING DIRECTOR
PORTFOLIO MANAGER, MID CAP CORE FUND AND SMALL CAP CORE FUND
Mr. Fasciano is Portfolio Manager for the Sub-Adviser's Small/Mid Cap Core products. He joined the team when he moved to Wertheim Asset Management in 1994. Mr. Fasciano has research responsibility for the Energy, Auto & Auto Parts, Defense & Aerospace, and Utilities sectors. He started his career at State Street Bank & Trust Company in 1987 as a Fund Administrator. He joined Wertheim's sell-side equity research group in 1991. Mr. Fasciano joined the Sub-Adviser in 2004 when the team was acquired from Schroder Investment Management (formerly Wertheim Asset Management). Mr. Fasciano has a BA from Bates College and an MBA from Flagler Business School at the University of North Carolina.

TIMOTHY D. BUCKLEY, CFA
MANAGING DIRECTOR
ASSOCIATE PORTFOLIO MANAGER, MID CAP CORE FUND AND SMALL CAP CORE FUND
Mr. Buckley is an Associate Portfolio Manager and research analyst for the Sub-Adviser's Small/Mid Cap Core team. He joined the team when he moved to Schroder Investment Management in 1998. Mr. Buckley has research responsibility for the Interest Sensitive and Media sectors. He began his career as a Financial Institution Examiner with the Federal Deposit Insurance Corporation in 1989. He moved on to be an Equity Analyst with Massachusetts Financial Services in 1995. He joined State Street Research & Management Company in 1996 as a Corporate Bond Analyst. In 2004 Mr. Buckley joined the Firm when the team was acquired from Schroder Investment Management (formerly Wertheim Asset Management). Mr. Buckley is a CFA charterholder and has a BS from Boston College and an MBA from Amos Tuck School of Business at Dartmouth.

WILLIAM POTTER
MANAGING DIRECTOR
PORTFOLIO MANAGER, MID CAP GROWTH FUND
Mr. Potter is Portfolio Manager of the Sub-Adviser's Mid Cap Growth strategy products. He joined the Sub-Adviser in 2002 from ABN AMRO (formerly ING Barings, and Furman Selz) where he was Managing Director and research analyst from 1997 to 2002. During that time, he was recognized as a leader in technology and industrial equity research in several published surveys, including the Wall Street Journal's "Best on the Street Survey" in 2000 and 2001. Prior to Furman Selz, Mr. Potter was a Vice President and research analyst at Alex.Brown from 1994 to 1997 and at Wertheim Schroder from 1992 to 1994. From 1988 to 1992 Mr. Potter worked in Venture Capital at Safeguard Securities and led private financings for several companies that subsequently went public, including Cambridge Technology Partners and Wave Technologies. He started his career in commercial banking in 1982 as a corporate lending officer at Manufacturers Hanover Trust and then Chemical Bank from 1985 to 1987, before going to business school. Mr. Potter is a frequent speaker at seminars and conference on the topics of investment strategy, security selection, portfolio construction and risk controls. He received his MBA from The Wharton School of the University of Pennsylvania, and his BA from Emory University.

GUS SCACCO
MANAGING DIRECTOR
PORTFOLIO MANAGER, MULTI CAP GROWTH FUND
Mr. Scacco manages the Sub-Adviser's Multi Cap Growth strategy products. He joined the firm as a Director in 2004. He began his career at Chemical Bank in 1988 in Commercial Lending and moved on to Deutsche Bank, where he worked in Corporate Finance in 1991. In 1992 he moved to J. & W. Seligman, where he was a Small Cap equity research analyst. Mr. Scacco became vice president, finance, at Amicale Industries in New York. In 1998 he joined Morgan Stanley in Equity Research, concentrating in financials, consumer discretionary and business services across capitalization ranges. Mr. Scacco has passed the Series 7 and 63 examinations. He received a BBA from Adelphi University and an MBA from Hofstra University's Frank Zarb School of Business.

PERFORMANCE OF COMPARABLE ACCOUNTS



AG has experience in managing other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Mid Cap Core Fund, Mid Cap Growth Fund, Multi Cap Growth Fund and Small Cap Core Fund. The tables below are designed to show you how composites of all similar Mid Cap Core, Mid Cap Growth, Multi Cap Growth and Small Cap Core accounts managed by AG performed over the period shown. In each case, the accounts comprising the composite have investment objectives, policies and strategies that are substantially similar to those of the Fund. This performance history is net of all fees (including any applicable sales loads) charged to investors in the accounts constituting the composites. The returns of the indices assume all dividends and distributions have been reinvested.


AG MID CAP CORE FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 3/31/2008)

-------------------------------------------------- ------------------------------------ ---------------------
                                                               MIDCAP CORE
                                                                                           RUSSELL MIDCAP
                                                                COMPOSITE                       INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                      -8.69%                         -9.99%
-------------------------------------------------- ------------------------------------ ----------------------
1 Year Annual Return                                              -6.21%                         -8.94%
-------------------------------------------------- ------------------------------------ ----------------------
3 Year Average Annual Return                                      12.90%                          7.36%
-------------------------------------------------- ------------------------------------ ----------------------
5 Year Average Annual Return                                      19.49%                         16.31%
-------------------------------------------------- ------------------------------------ ----------------------
10 Year                                                            8.13%                          7.65%
-------------------------------------------------- ------------------------------------ ---------------------


AVERAGE ANNUAL RETURNS - 1998 TO 2007 (AS OF 12/07)

---------------------------------------- ----------------------------------- --------------------------------
                                                    MIDCAP CORE

                                                     COMPOSITE                    RUSSELL MIDCAP INDEX
---------------------------------------- ----------------------------------- --------------------------------
2007                                                     11.30%                              5.59%
---------------------------------------- ----------------------------------- ---------------------------------
2006                                                     16.34%                             15.27%
---------------------------------------- ----------------------------------- ---------------------------------
2005                                                     21.85%                             12.65%
---------------------------------------- ----------------------------------- ---------------------------------
2004                                                     20.61%                             20.22%
---------------------------------------- ----------------------------------- ---------------------------------
2003                                                     32.62%                             40.06%
---------------------------------------- ----------------------------------- ---------------------------------
2002                                                    -16.49%                            -16.18%
---------------------------------------- ----------------------------------- ---------------------------------
2001                                                     -1.23%                             -5.62%
---------------------------------------- ----------------------------------- ---------------------------------
2000                                                     17.93%                              8.25%
---------------------------------------- ----------------------------------- ---------------------------------
1999                                                      8.15%                             18.23%
---------------------------------------- ----------------------------------- ---------------------------------
1998                                                       .87%                             10.10%
---------------------------------------- ----------------------------------- --------------------------------

AG MID CAP GROWTH FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 3/31/2008)

-------------------------------------------------- ------------------------------------ ---------------------
                                                         MIDCAP GROWTH COMPOSITE           RUSSELL MIDCAP
                                                                                            GROWTH INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                     -13.66%                        -10.95%
-------------------------------------------------- ------------------------------------- ----------------------
1 Year Annual Return                                              -7.32%                         -4.55%
-------------------------------------------------- ------------------------------------- ----------------------
3 Year Average Annual Return                                      10.11%                          7.77%
-------------------------------------------------- ------------------------------------- ----------------------
5 Year Average Annual Return                                      14.65%                         15.19%
-------------------------------------------------- ------------------------------------- ----------------------
10 Year                                                            8.52%                          5.15%
-------------------------------------------------- ------------------------------------ ---------------------

AVERAGE ANNUAL RETURNS - 1997 TO 2007 (AS OF 12/07)

----------------------------------- -------------------------------- ------------------------------
                                               MIDCAP GROWTH             RUSSELL MIDCAP GROWTH
                                                COMPOSITE                        INDEX
----------------------------------- -------------------------------- ------------------------------
2007                                              18.17%                              11.42%
----------------------------------- --------------------------------- -------------------------------
2006                                              16.39%                              10.64%
----------------------------------- --------------------------------- -------------------------------
2005                                               6.36%                              12.10%
----------------------------------- --------------------------------- -------------------------------
2004                                              13.97%                              15.48%
----------------------------------- --------------------------------- -------------------------------
2003                                               38.8%                              42.71%
----------------------------------- --------------------------------- -------------------------------
2002                                             -28.58%                             -27.41%
----------------------------------- --------------------------------- -------------------------------
2001                                             -11.17%                             -20.15%
----------------------------------- --------------------------------- -------------------------------
2000                                              -1.58%                             -11.75%
----------------------------------- --------------------------------- -------------------------------
1999                                               73.9%                              51.29%
----------------------------------- --------------------------------- -------------------------------
1998                                              18.81%                              17.86%
----------------------------------- -------------------------------- -------------------------------
1997                                              49.32%                              22.54%
----------------------------------- -------------------------------- ------------------------------

AG MULTI CAP GROWTH FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 3/31/2008)

-------------------------------------------------- ------------------------------------ ---------------------
                                                            MULTI CAP GROWTH
                                                                                            RUSSELL 3000
                                                                COMPOSITE                   GROWTH INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                     -14.03%                        -10.39%
-------------------------------------------------- ------------------------------------- ----------------------
1 Year Annual Return                                               0.14%                         -1.46%
-------------------------------------------------- ------------------------------------- ----------------------
3 Year Average Annual Return                                       9.54%                          6.29%
-------------------------------------------------- ------------------------------------- ----------------------
5 Year Average Annual Return                                      14.37%                         10.26%
-------------------------------------------------- ------------------------------------- ----------------------
Since inception                                                    3.44%                         -0.37%
-------------------------------------------------- ------------------------------------ ---------------------

AVERAGE ANNUAL RETURNS - 1999 TO 2007 (AS OF 12/07)


----------------------------------- -------------------------------- ------------------------------
                                           MULTI CAP GROWTH            RUSSELL 3000 GROWTH


                                               COMPOSITE                       INDEX
----------------------------------- -------------------------------- ------------------------------
2007                                            24.43%                             11.39%
----------------------------------- --------------------------------- -------------------------------
2006                                            12.08%                              9.46%
----------------------------------- --------------------------------- -------------------------------
2005                                             2.74%                              5.17%
----------------------------------- --------------------------------- -------------------------------
2004                                            16.95%                              6.93%
----------------------------------- --------------------------------- -------------------------------
2003                                            37.09%                             30.97%
----------------------------------- --------------------------------- -------------------------------
2002                                           -36.36%                            -28.04%
----------------------------------- --------------------------------- -------------------------------
2001                                            -9.24%                            -19.63%
----------------------------------- --------------------------------- -------------------------------
2000                                            -12.8%                            -22.42%
----------------------------------- --------------------------------- -------------------------------
1999                                            37.43%                             33.82%
----------------------------------- --------------------------------- -------------------------------


AG SMALL CAP CORE FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 3/31/2008)


-------------------------------------------------- ------------------------------------ ---------------------
                                                              SMALLCAP CORE                 RUSSELL 2000


                                                                COMPOSITE                      INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                       -3.49%                       -9.90%
-------------------------------------------------- ------------------------------------- ----------------------
1 Year Annual Return                                              -13.23%                      -12.99%
-------------------------------------------------- ------------------------------------- ----------------------
3 Year Average Annual Return                                        6.02%                        5.06%
-------------------------------------------------- ------------------------------------- ----------------------
5 Year Average Annual Return                                       15.89%                       14.90%
-------------------------------------------------- ------------------------------------- ----------------------
10 Year                                                             7.10%                        4.96%
-------------------------------------------------- ------------------------------------ ---------------------

AVERAGE ANNUAL RETURNS - 1997 TO 2007 (AS OF 12/07)


---------------------------------------- ----------------------------------- --------------------------------
                                                   SMALLCAP CORE


                                                     COMPOSITE                     RUSSELL 2000 INDEX
---------------------------------------- ----------------------------------- --------------------------------
2007                                                    -6.64%                              -1.55%
---------------------------------------- ----------------------------------- ---------------------------------
2006                                                    16.69%                              18.35%
---------------------------------------- ----------------------------------- ---------------------------------
2005                                                    12.65%                               4.55%
---------------------------------------- ----------------------------------- --------------------------------

---------------------------------------- ----------------------------------- --------------------------------
2004                                                    29.69%                              18.33%
---------------------------------------- ------------------------------------ ---------------------------------
2003                                                    33.81%                              47.25%
---------------------------------------- ------------------------------------ ---------------------------------
2002                                                   -20.35%                             -20.48%
---------------------------------------- ------------------------------------ ---------------------------------
2001                                                     3.25%                               2.49%
---------------------------------------- ------------------------------------ ---------------------------------
2000                                                    31.79%                              -3.02%
---------------------------------------- ------------------------------------ ---------------------------------
1999                                                     3.97%                              21.26%
---------------------------------------- ------------------------------------ ---------------------------------
1998                                                    -6.40%                              -2.55%
---------------------------------------- ------------------------------------ ---------------------------------
1997                                                    32.78%                              22.36%
---------------------------------------- ------------------------------------ --------------------------------


This information is designed to demonstrate the historical track record of AG. It does not indicate how the Funds have performed or will per%form in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The AG composites include accounts managed by AG that pay lower expenses than those paid by shareholders of the Funds. Higher expenses reduce returns to investors. The use of the Funds' expense structure would have lowered the performance results. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code which would have adversely affected the performance results. The aggregate returns of the composite may not reflect the returns of any particular account of AG.


All account returns are net of commissions and transaction costs and gross of non-reclaimable withholding taxes, if any, and reflect the reinvestment of dividend income. The net returns are derived using the maximum investment advisory fixed rate fee and calculated on a monthly basis. The maximum investment advisory fixed fee rate currently in effect for each strategy presented is 1% on total assets (the standard investment advisory fees are 1.0% on assets up to $10 million, and may be tiered thereafter). Some clients may utilize a performance-based fee, therefore actual fees paid may be higher or lower than the maximum fixed fee. Fees may be negotiated and actual advisory fees can vary among clients invested in this strategy. The net returns shown above do not exceed the actual performance of the underlying accounts in the composite.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund Shares.

Class I Shares of the Funds are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Funds are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on placecountry-regionU.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept third-party checks or credit card purchases.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

WIRING INSTRUCTIONS:

PNC Bank,Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: [Name of Fund]
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Funds may telephone you to verify information you have provided. If you do not provide the required information, or if the Funds' representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Funds reserve the right to calculate NAV as of the earlier closing time.

HOW THE FUNDS CALCULATE NAV

The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Funds calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Class I Shares of a Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of a Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU

RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Funds may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

You may exchange Class I Shares of a Fund for Class I Shares of any other BHR Fund. You may exchange Class II Shares of a Fund for Class II Shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds' holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

         o Shareholders are restricted from making more than 5 "round trips" into or out of a Fund in any calendar year. If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

         o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone or all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your account will be "frozen" with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

SHAREHOLDER SERVICING PLAN


The Funds have adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION OF FUND SHARES

PFPC Distributors, Inc. (the "Underwriter"), a registered broker-dealer, serves as principal underwriter of the Funds.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Funds' SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. A Fund may reimburse the Adviser for Additional Payments.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another BHR Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING


The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.


U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS


Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, in the case of distributions attributable to each Funds taxable year ending on September 30, 2008, net short-term capital gains, of each Fund. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for each Fund's taxable year ending on September 30, 2008, Fund distributions attributable to U.S.-source interest income of each Fund will be exempt from U.S. federal income tax for foreign investors but they may need to file a federal income tax return to obtain a refund of any withholding taxes.


In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.


All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.


STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.


This summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Funds' SAI.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER                                   LEGAL COUNSEL

BHR Fund Advisors, LP                                Drinker Biddle & Reath LLP
1160 West Swedesford Road                            One Logan Square
Suite 140                                            18th and Cherry Street
Berwyn, PA 19312                                     Philadelphia, PA 19103

UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA 19406


MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Funds and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

BY TELEPHONE:     1-888-572-0968

BY MAIL:          BHR Institutional Funds
                  C/O PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679

BY INTERNET: The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds' website at http://www.bhrfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at:
HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.